PROPERTY, FURNITURE AND EQUIPMENT, NET - Narrative (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	S/ 181,400	S/ 149,900	S/ 125,000
Insurance technical result expense	6,400	3,600	4,100
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Additions	335,180	S/ 310,144	S/ 322,371
Cost | Foreclosed properties
Disclosure of detailed information about property, plant and equipment [line items]
Additions	S/ 50,500